Activities of Orange Bank - Fair value of financial assets (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 1,785	€ 1,713
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	477	89
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	3,096	3,091
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	214	74
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	605	658
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	795	745
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	171	237
Level 1 of fair value hierarchy [member] | Financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	1,482	1,251
Level 1 of fair value hierarchy [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	477	89
Level 1 of fair value hierarchy [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	581	592
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	730	659
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	171
Level 2 of fair value hierarchy [member] | Financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	303	389
Level 2 of fair value hierarchy [member] | Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	3,096	3,091
Level 2 of fair value hierarchy [member] | Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	214
Level 2 of fair value hierarchy [member] | Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	24	66
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value	€ 65	86
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		237
Level 3 of fair value hierarchy [member] | Financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		74
Level 3 of fair value hierarchy [member] | Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Financial assets, at fair value		€ 74